INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES
NOTE 9. INVESTMENT PROPERTIES
The table below sets forth the conciliation between the initial and ending balances of the market value of investment properties of Consolidated Statement of Financial Position at the end of the period:

	December 31, 2024	December 31, 2023
In millions of COP
Balance at the beginning of the year	4,709,911	3,994,058
Acquisitions(1)	682,334	294,569
Subsequent expenditure recognized as an asset	222,167	170,920
Sales/Write-offs(2)	(156,697)	(21,194)
Amount reclassified (to) from other assets(3)	(77,862)	39,096
Gains on valuation(4)	200,256	232,462
Balance at the end of the period(5)	5,580,109	4,709,911
(1)In 2024 corresponds to PA Cedis Sodimac for COP 461,815 and of the Constellation real estate for COP 161,427.
(2)In 2024, corresponds mainly to the sale of the PA Polaris for COP 63,475, Lote B5 for COP 33,364, Local of the Molinos 4139 for COP 7,709 and Plaza de la Aduana for COP 5,032.
(3)In 2024 corresponds to property of Fondo Inmobiliario Colombia that were reclassified to the inventories category and in 2023 reclassified from the property and equipment category, considering the change of use of these assets.
(4)In 2023 the difference with the line Investment property valuation included in Other operating income corresponds to gains recognized in acquisitions. See Note 25.4. Other operating income - Investment property valuation and Others.
(5)Between December 31, 2024 and 2023, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30. Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank related to its investment properties are detailed below:
As of December 31, 2024

Type of asset	Balance at the beginning of the year	Appraisals	Net increase(1)	Amount reclassified (to) from other asset(2)	Amount reclassified from construction to finished(3)	Adjusted fair value at the end of the year
In millions of COP
Buildings	4,369,629	191,051	578,639	(77,862)	18,819	5,080,276
Lands	340,282	9,205	169,165	-	(18,819)	499,833
Total	4,709,911	200,256	747,804	(77,862)	-	5,580,109
(1) The net increase in buildings corresponds mainly the purchase of PA Cedis Sodimac for COP 461,815, and Constellation property for COP 161,427.
(2) In 2024 corresponds to property of Fondo Inmobiliario Colombia that were reclassified to the inventories category because they are assets intended to be sold in the ordinary course of business.
(3) In 2024 the movement corresponds to the reclassification of properties that were under construction and have already been completed.

As of December 31, 2023

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (1)(2)	Acquisitions from business combination(3)	Adjusted fair value at the end of the year
In millions of COP
Buildings	3,870,706	194,608	265,219	39,096	4,369,629
Lands	123,352	37,854	179,076	-	340,282
Total	3,994,058	232,462	444,295	39,096	4,709,911
(1)The increase in buildings corresponds mainly in Bancolombia for the purchase for COP 80,954, FCP Fondo Inmobiliario Colombia for COP 91,182, in addition to subsequent expenditure for investment properties under construction for COP 71,023.
(2)The increase in lands corresponds mainly to the entry of Nomad Central-2, P.A Calle 84 (2) and P.A Calle 84 (3) for COP 92,585 and the subsequent expenditure for COP 71,354.
(3)The amount reclassified from premises and equipment corresponds properties from FCP Fondo Inmobiliario Colombia that were transfers to investment property, because they are held for obtaining profits and capital appreciation.

Amounts recognized in the statement of income for the period.
The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2024	December 31, 2023	December 31, 2022
	In millions of COP
Income from rentals	325,286	228,325	157,511
Operating expenses due to:	60,334	39,191	40,288
Investment properties that generated income through rentals	37,394	28,813	21,267
Investment properties that did not generate income through rentals	22,940	10,378	19,021
Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.
The fair value of the Bank’s investment properties for the year ending at December 31, 2024 and 2023, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.
Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurement techniques and inputs used by consulting companies, see Note 30 Fair Value of assets and liabilities.
As of December 31, 2024 and 2023, the Bank does not have investment properties held under financial leases.